Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Right of Use Asset	The average discount rate used for measuring lease liabilities was 5.85% as of December 31, 2023 (7.30% and 7.86% as of December 31, 2022 and 2021 respectively).
	range of lease terms	Cost	Accumulated amortization	Net amount
				December 31, 2023	December 31, 2022
Growing facilities	1 to 13 years	1,276,977	(471,607)	805,370	823,989
Buildings	2 to 30 years	786,789	(254,685)	532,104	426,996
Vehicles (land)	1 to 20 years	437,146	(213,426)	223,720	201,655
Machinery and equipment	1 to 10 years	263,218	(173,117)	90,101	104,890
Operating plants	1 to 11 years	36,386	(16,691)	19,695	18,706
Land	1 to 30 years	39,121	(19,935)	19,186	19,641
Computer equipment	1 to 5 years	27,743	(12,209)	15,534	9,216
		2,867,380	(1,161,670)	1,705,710	1,605,093

Schedule of Changes in Right of Use Asset	Changes in the right of use asset:
	Balance at January 1, 2023	Acquired in business combination(2)	Additions	Terminated contracts	Amortization	Exchange rate variation	Balance at December 31, 2023
Growing facilities	823,989	(10,552)	146,905	(16,458)	(167,078)	28,564	805,370
Buildings	426,996	—	190,185	(26,573)	(83,876)	25,372	532,104
Vehicles (land)	201,655	—	94,448	(884)	(72,532)	1,033	223,720
Machinery and equipment	104,890	—	33,933	(1,120)	(51,140)	3,538	90,101
Operating plants	18,706	—	6,061	(138)	(6,317)	1,383	19,695
Land	19,641	—	1,438	(24)	(2,604)	735	19,186
Computer equipment	9,216	—	10,728	4	(5,225)	811	15,534
	1,605,093	(10,552)	483,698	(45,193)	(388,772)	61,436	1,705,710
	Balance at January 1, 2022	Acquired in business combination(1)	Adjustment in business combination(2)	Additions	Terminated contracts	Amortization	Exchange rate variation	Balance at December 31, 2022
Growing facilities	610,411	143,298	—	224,140	(39,393)	(130,460)	15,993	823,989
Buildings	396,209	63	—	127,081	(4,310)	(63,189)	(28,858)	426,996
Vehicles (land, air and sea)	220,607	585	—	84,994	(8,486)	(88,730)	(7,315)	201,655
Machinery and equipment	124,304	1,743	—	37,953	(4,349)	(54,279)	(482)	104,890
Operating plants	20,358	—	—	6,269	(4,396)	(4,492)	967	18,706
Land	19,698	824	48	2,761	(14)	(2,754)	(922)	19,641
Computer equipment	12,007	—	—	3	(52)	(3,482)	740	9,216
Furniture and appliances	15	—	—	—	(14)	(3)	2	—
	1,403,609	146,513	48	483,201	(61,014)	(347,389)	(19,875)	1,605,093
	Balance at January 1, 2021	Acquired in business combination	Additions	Terminated contracts	Amortization	Exchange rate variation	Balance at December 31, 2021
Growing facilities	489,766	—	323,387	(94,040)	(99,139)	(9,563)	610,411
Buildings	304,791	43,273	135,572	(11,002)	(59,402)	(17,023)	396,209
Vehicles (land, air and sea)	152,437	74,399	82,392	(7,895)	(78,514)	(2,212)	220,607
Machinery and equipment	124,034	390	59,438	(2,376)	(55,944)	(1,238)	124,304
Operating plants	21,169	899	4,359	(797)	(3,655)	(1,617)	20,358
Land	15,840	5,066	324	(16)	(1,812)	296	19,698
Computer equipment	5,091	—	21,910	(9)	(7,369)	(7,616)	12,007
Furniture and appliances	22	—	4	—	(8)	(3)	15
	1,113,150	124,027	627,386	(116,135)	(305,843)	(38,976)	1,403,609

(1)      Refers to Rivalea’s, which was acquired during the first quarter of 2022.

(2)      Refers to the business combination adjustment of the acquisition of TriOak acquired during the 2022 financial year.

Schedule of Lease Liabilities	Lease liabilities
	December 31, 2023	December 31, 2022
Undiscounted lease payments	2,262,433	2,089,765
Present value adjustment	(421,206)	(367,932)
	1,841,227	1,721,833
Breakdown:
Current liabilities	352,627	342,747
Non-current liabilities	1,488,600	1,379,086
	1,841,227	1,721,833

Schedule of Changes in Lease Liability	Changes in the lease liability
	Balance at January 1, 2023	Business Combination Adjustment	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at December 31, 2023
Lease liability	1,721,833	(10,401)	421,921	73,463	(354,947)	(7,456)	(3,186)	1,841,227
	Balance at January 1, 2022	Acquired in business combination(1)	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at December 31, 2022
Lease liability	1,506,043	146,446	489,251	82,403	(434,488)	(61,302)	(6,520)	1,721,833
	Balance at January 1, 2021	Acquired in business combination	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at December 31, 2021
Lease liability	1,174,686	147,645	634,868	64,593	(359,893)	(116,329)	(39,527)	1,506,043

(1)      Refers to Rivalea’s, which was acquired during the first quarter of 2022.

Schedule of Non-current Portion of Lease Liability	The non-current portion of the lease liability schedule is as follows:
December 31, 2023
2025	293,444
2026	244,944
2027	197,328
2028	150,367
2029	73,535
Maturities after 2029	884,405
Total Future Minimum Lease Payments	1,844,023
Less: Imputed Interest	(355,423)
Present Value of Lease Liabilities	1,488,600